--------------------------------------------------------------------------------
NOTICE: PLEASE COMPLETE THE ENCLOSED PROXY BALLOT AND RETURN IT AS SOON AS
        POSSIBLE. FOR YOUR CONVENIENCE YOU MAY VOTE BY MAIL, BY CALLING
      THE TOLL-FREE TELEPHONE NUMBER PRINTED ON YOUR PROXY BALLOT, OR VIA
       THE INTERNET AT THE WEBSITE ADDRESS PRINTED ON YOUR PROXY BALLOT.
--------------------------------------------------------------------------------

                        THE ADVISORS' INNER CIRCLE FUND
                           ONE FREEDOM VALLEY DRIVE
                           OAKS, PENNSYLVANIA 19456

                                                                   May 27, 2004

Dear Valued Shareholder:

We are seeking your approval of a proposed reorganization (the
"Reorganization") of your C&B Portfolio into a corresponding Wells Fargo Fund (an "Acquiring Fund"), as shown in the chart below.

       -------------------------------------------------------------------------
              C&B PORTFOLIO                         ACQUIRING FUND
       -------------------------------------------------------------------------
       C&B Large Cap Value Portfolio     Wells Fargo C&B Large Cap Value Fund(SM)
       C&B Mid Cap Value Portfolio       Wells Fargo C&B Mid Cap Value Fund(SM)
       C&B Tax-Managed Value Portfolio   Wells Fargo C&B Tax-Managed Value Fund(SM)

The Board of Trustees of The Advisors' Inner Circle Fund has unanimously approved the Reorganization, however, shareholder approval is required to proceed. The Board believes that the proposal is in the best interests of shareholders, and recommends that you vote in favor of the proposal.

The Proposed Reorganization
---------------------------

The proposed Reorganization arises out of the recent agreement between Wells Fargo Funds Management, LLC ("Funds Management") and Cooke & Bieler, L.P. ("C&B") that provides, among other things, for both parties to support a reorganization of the C&B Portfolios into the Acquiring Funds. C&B will remain independently owned and will continue its investment management responsibilities for the funds under a new sub-advisory agreement with Funds Management. Funds Management will assume the primary advisory and administrative responsibilities of the Acquiring Funds. By reorganizing the C&B Portfolios into the Acquiring Funds, we expect to achieve a significantly increased distribution network, a broader product array with the Wells Fargo fund family of over 75 mutual funds, greater shareholder service capabilities, and operational and administrative efficiencies. With all of these benefits, we believe the Reorganization to be in the best interests of the C&B Portfolios' shareholders.

In the Reorganization, each C&B Portfolio will transfer all of its assets and liabilities to its corresponding Acquiring Fund. You will receive shares of a comparable class of the Acquiring Fund equal in value to the shares that you currently hold. As described in more detail in the accompanying combined proxy statement/prospectus, the Acquiring Fund will have an investment objective, principal investment strategies and associated risks that are substantially similar to the corresponding C&B Portfolio. The Reorganization is expected to be a tax-free exchange for U.S. federal income tax purposes.

In addition, Funds Management has agreed to bear all expenses of the Reorganization, including proxy solicitation costs, so you will not bear these costs.

Some of the expected benefits of the proposed Reorganization are:

o The enhanced viability of the Acquiring Funds due to access to the greater distribution network of the Wells Fargo fund family and the potential for increased assets.

o The broader product array of the Wells Fargo fund family, providing an expanded range of investment options for shareholders.

o The increased shareholder services available to shareholders of the Acquiring Funds.

o The comparable expense and fee structures of the Acquiring Funds into which the C&B Portfolios will be reorganized.

o The expected improved operating efficiencies of the Acquiring Funds into which the C&B Portfolios will be reorganized.

o The expected tax-free nature of the Reorganization for U.S. federal income tax purposes.

o The undertaking by Funds Management to bear all expenses of the Reorganization.


              The Advisors' Inner Circle Fund's Board of Trustees
                             unanimously recommends
                 that you vote in favor of the Reorganization.


Please read the enclosed proxy materials and consider the information provided. Your vote is very important. We encourage you to complete and mail your proxy ballot promptly. No postage is necessary if you mail it in the United States. Alternatively, you may vote by calling the toll-free number printed on your proxy ballot, or via the Internet at the website address printed on your proxy ballot. If you have any questions about the proxy materials, or the proposed Reorganization, please call your investment professional, or Georgeson Shareholder Communications, Inc., the C&B Portfolios' proxy solicitation firm, at 1-866-800-4342.


                                    Very truly yours,


                                    /s/ James Volk
                                    ----------------------
                                    James Volk, President
                                    The Advisors' Inner Circle Fund

                         C&B LARGE CAP VALUE PORTFOLIO
                          C&B MID CAP VALUE PORTFOLIO
                        C&B TAX-MANAGED VALUE PORTFOLIO

                                   Series of

                        THE ADVISORS' INNER CIRCLE FUND
                           One Freedom Valley Drive
                           Oaks, Pennsylvania 19456

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          SCHEDULED FOR JULY 9, 2004

To the Shareholders of the C&B Portfolios:

A special meeting of shareholders of each of the C&B Portfolios will be held on July 9, 2004, at 4:00 p.m. (Eastern Time), at One Freedom Valley Drive, Oaks, Pennsylvania 19456, to consider the following:

     1. A proposal to approve an Agreement and Plan of Reorganization. Under this Agreement, each C&B Portfolio will transfer all of its assets and liabilities to a corresponding acquiring fund of Wells Fargo Funds Trust (an "Acquiring Fund") in exchange for shares of a comparable class of the Acquiring Fund having equal value, which will be distributed proportionately to the shareholders of the C&B Portfolio (the "Reorganization"). Upon completion of the transactions contemplated by the Agreement, the C&B Portfolios will be liquidated and terminated.

     2.   Any other business that properly comes before the meeting.

Only shareholders of record as of the close of business on May 13, 2004, are entitled to receive this notice and vote at the meeting. Whether or not you expect to attend the meeting, please complete and return the enclosed proxy ballot (voting instruction card).


                                    By Order of the Board of Trustees
                                    of The Advisors' Inner Circle Fund


                                    /s/ William E. Zitelli, Jr.
                                    ------------------------
                                    William E. Zitelli, Jr.
                                    Vice President and Secretary

May 27, 2004

                      COMBINED PROXY STATEMENT/PROSPECTUS
                                 May 27, 2004

                        THE ADVISORS' INNER CIRCLE FUND
                           One Freedom Valley Drive
                           Oaks, Pennsylvania 19456
                                1-800-336-7031

                            WELLS FARGO FUNDS TRUST
                               525 Market Street
                        San Francisco, California 94105
                                1-800-222-8222

WHAT IS THIS DOCUMENT AND WHY ARE WE SENDING IT TO YOU?

This document is a combined proxy statement and prospectus, and we refer to it as the Proxy/Prospectus. It contains the information that shareholders of three series of The Advisors' Inner Circle Fund ("AIC Trust"), which we refer to as the C&B Portfolios, should know before voting on the proposal before them, and should be retained for future reference. It is both the proxy statement of the C&B Portfolios listed on the next page and the prospectus for three series of Wells Fargo Funds Trust listed on the next page, which we refer to as the Acquiring Funds. Sometimes we refer to the C&B Portfolios and the Acquiring Funds together as "the Funds."

HOW WILL THE REORGANIZATION WORK?

The Reorganization will involve three steps:

     o the transfer of the assets and liabilities of each C&B Portfolio to its corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund having equivalent value to the net assets transferred;

     o the pro rata distribution of shares of a comparable class of the Acquiring Fund to the shareholders of record of the respective C&B Portfolio as of the effective date of the Reorganization in full redemption of all shares of the C&B Portfolio; and

     o    the liquidation and termination of each C&B Portfolio.

As a result of the Reorganization, shareholders of each C&B Portfolio will hold shares of a comparable class of the corresponding Acquiring Fund, as described in the chart below. The total value of the Acquiring Fund shares that you receive in the Reorganization will be the same as the total value of the shares of the C&B Portfolio that you held immediately before the Reorganization. Each Acquiring Fund will be advised by Wells Fargo Funds Management, LLC, an indirect wholly owned subsidiary of Wells Fargo & Company, which we refer to as Funds Management. Each Acquiring Fund will continue to be advised by Cooke & Bieler, L.P., which we refer to as C&B, in a sub-advisory rather than in an advisory capacity. Any C&B Portfolio whose shareholders do not approve the Reorganization will not participate in the Reorganization. Any such C&B Portfolio will continue its operations beyond the date of the Reorganization, and the AIC Trust Board of Trustees will consider what further action, if any, is appropriate.


--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          C&B Portfolios                           Acquiring Funds
--------------------------------------------------------------------------------
 C&B Large Cap Value Portfolio     Wells Fargo C&B Large Cap Value Fund
  Unnamed Class                    Class D
--------------------------------------------------------------------------------
 C&B Mid Cap Value Portfolio       Wells Fargo C&B Mid Cap Value Fund
  Unnamed Class                    Class D
--------------------------------------------------------------------------------
 C&B Tax-Managed Value Portfolio   Wells Fargo C&B Tax-Managed Value Fund
  Unnamed Class                    Class D
--------------------------------------------------------------------------------

IS ADDITIONAL INFORMATION ABOUT THE FUNDS AVAILABLE?

Yes, additional information about the Funds is available in the:
     o    Prospectuses for the C&B Portfolios and for the Acquiring Funds;
     o    Annual and Semi-Annual Reports to shareholders of the C&B Portfolios;
          and
     o Statements of Additional Information, or SAIs, for the C&B Portfolios and for the Acquiring Funds.

These documents are on file with the Securities and Exchange Commission ("SEC").

The effective prospectuses of the C&B Portfolios and the Acquiring Funds, and Management's Discussion of Fund Performance included in the C&B Portfolios' most recent Annual Report, are incorporated by reference and are legally deemed to be part of this Proxy/Prospectus. The SAI to this Proxy/Prospectus dated May 27, 2004, also is incorporated by reference and is legally deemed to be part of this Proxy/Prospectus. In addition, the Agreement and Plan of Reorganization between the C&B Portfolios and the Acquiring Funds describes the technical details of how the Reorganization will be accomplished. The Agreement and Plan of Reorganization has been filed with the SEC and may be obtained by any of the methods described below.

A prospectus for the Acquiring Fund(s) whose shares you would own after the Reorganization accompanies this Proxy/Prospectus. The prospectus and the most recent annual report to shareholders of the C&B Portfolios, containing audited financial statements for the most recent fiscal year, have been previously mailed to shareholders.

Copies of all of these documents are available upon request without charge by writing to or calling:

      Wells Fargo Funds         The Cooke & Bieler Funds
      P.O. Box 8266             P.O. Box 219009
      Boston, MA 02266-8266     Kansas City, MO 64121-9009
      1-800-222-8222            1-800-336-7031

You also may view or obtain these documents from the SEC:

  In Person:           At the SEC's Public Reference Room in Washington, D.C.

  By Phone:            1-800-SEC-0330

  By Mail:             Public Reference Section
                       Securities and Exchange Commission
                       450 5th Street, N.W.
                       Washington, DC 20549-6009
                       (duplicating fee required)

  By Email:            publicinfo@sec.gov
                       (duplicating fee required)

  By Internet:         www.sec.gov
                       ('Wells Fargo Funds Trust' for information on the Acquiring Funds)
                       ('The Advisors' Inner Circle Fund' for information on the C&B Portfolios)

OTHER IMPORTANT THINGS TO NOTE:

An investment in the Wells Fargo Funds is not a deposit of Wells Fargo Bank, N.A. or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

You may lose money by investing in the Funds.

                                TABLE OF CONTENTS

                                                                                              Page
INTRODUCTION ............................................................................       4
THE PROPOSAL: APPROVAL OF THE REORGANIZATION OF THE C&B PORTFOLIOS ......................       4
  Summary ...............................................................................       4
  Reasons for the Reorganization ........................................................       4
  Comparison of Current Fees and Expenses ...............................................       5
  Comparison of Investment Objectives, Principal Investment Strategies and Policies .....       6
  Common and Specific Risk Considerations ...............................................       8
  Comparison of Shareholder Services and Procedures .....................................       9
  Comparison of Investment Advisers and Investment Advisory Fees ........................      10
  Comparison of Other Principal Service Providers .......................................      11
  Comparison of Business Structures .....................................................      11
  Terms of the Reorganization ...........................................................      11
  Board Consideration of the Reorganization .............................................      12
  Performance ...........................................................................      15
  Material U.S. Federal Income Tax Consequences .........................................      15
  Fees and Expenses of the Reorganization ...............................................      16
  Capitalizations .......................................................................      17
INFORMATION ON VOTING ...................................................................      17
OUTSTANDING SHARES ......................................................................      18
INTERESTS OF CERTAIN PERSONS IN THE TRANSACTIONS ........................................      19
SHAREHOLDER MEETINGS ....................................................................      20
EXHIBIT A: EXPENSE SUMMARIES ............................................................      A-1

                                 INTRODUCTION

On March 9, 2004, Funds Management and C&B entered into an agreement (the "Adoption Agreement") that provides, among other things, for both parties to support a reorganization of the C&B Portfolios with and into the Acquiring Funds (the "Reorganization"). C&B will remain independently owned and will continue its investment management responsibilities for the Acquiring Funds. Funds Management will pay a fee to C&B on the closing date of the Reorganization pursuant to the Adoption Agreement, in consideration of (i) C&B entering into and performing its obligations under a sub-advisory agreement with Funds Management (the "Sub-advisory Agreement") under which C&B will serve as the sub-adviser responsible for the day-to-day investment management activities of the Acquiring Funds; and (ii) C&B performing certain other obligations under the Adoption Agreement, including C&B's agreement to use commercially reasonable efforts to assist Funds Management and its affiliates in connection with the transactions contemplated by such agreement. If, at any time prior to the fifth anniversary of the closing date of the Reorganization, Funds Management or the Board of Wells Fargo Funds Trust terminates C&B as the sub-adviser to an Acquiring Fund other than for "cause" as defined in the Adoption Agreement, Funds Management would owe C&B an early termination fee. The parties to the Adoption Agreement have elected to keep both the amount of compensation payable to C&B upon the closing of the Reorganization and the specific terms of the early termination fee confidential. Neither AIC Trust nor Wells Fargo Funds Trust is a party to the Adoption Agreement or has any obligation thereunder. The terms of the Sub-advisory Agreement with C&B are discussed under "Comparison of Investment Advisers and Investment Advisory Fees."

In connection with the transactions contemplated by the Adoption Agreement, the Board of AIC Trust approved the reorganization of each of the C&B Portfolios into a newly created Acquiring Fund. The C&B Portfolios called this special shareholders' meeting to allow the shareholders of each C&B Portfolio to vote on the proposed Reorganization.

                                 THE PROPOSAL:
             APPROVAL OF THE REORGANIZATION OF THE C&B PORTFOLIOS

Summary

On February 18, 2004, the AIC Trust Board unanimously voted to approve the Reorganization, subject to approval by shareholders of each C&B Portfolio. In the Reorganization, each C&B Portfolio will transfer its assets to its corresponding Acquiring Fund, which will also assume the liabilities of the C&B Portfolio. Upon this transfer of assets and assumption of liabilities, the Acquiring Fund will issue shares to the C&B Portfolio, which shares will be distributed to shareholders in liquidation of the C&B Portfolio. Any shares you own of a C&B Portfolio at the time of the Reorganization will be cancelled and you will receive shares in a comparable class of the corresponding Acquiring Fund having a value equal to the value of your shares of the C&B Portfolio. The Reorganization is expected to be a tax-free transaction for U.S. federal income tax purposes. If approved by shareholders, the Reorganization is expected to occur on or about July 16, 2004.

Reasons for the Reorganization

The Reorganization arises out of C&B's decision to exclusively focus its efforts on its core strength of providing investment management services. C&B has historically focused its business on providing investment management services to institutional and separately managed accounts and as a result, does not have an established distribution network designed to best enhance the economic viability of the C&B Portfolios. By entering into the Adoption Agreement, C&B sought to align itself with a strategic partner that could provide the C&B Portfolios with enhanced distribution capabilities while improving shareholders' experience by providing broader service capabilities and investment options that come with being a shareholder in a large fund family. Subsequently, the Board of AIC Trust approved the proposed Reorganization of the C&B Portfolios into series of the Wells Fargo Funds Trust. Based on the information provided to the Board by Funds Management and C&B, the Board concluded that participation in the proposed Reorganization is in the best interests of each C&B Portfolio and its shareholders. In reaching that conclusion, the Board considered, among other things, the following:

     1. The enhanced viability of the Funds due to access to multiple distribution channels of Wells Fargo Funds.

     2. The decision to maintain C&B as the advisory entity responsible for the day-to-day investment management activities of the Acquiring Funds.

     3. The continuity of the investment objectives and principal investment strategies of the Acquiring Funds with those of the C&B Portfolios.

     4. A comparison of the net and gross operating expense ratios of the Acquiring Funds with those of the C&B Portfolios.

     5. The broader product array of the more than 75 mutual funds in Wells Fargo Funds, and the expanded range of investment options and exchange opportunities available to shareholders.

     6.   The service capabilities of Wells Fargo Funds.

     7. The potential for greater operating efficiencies of the Acquiring Funds into which the C&B Portfolios will be reorganized.

     8. The expected tax-free nature of the Reorganization for U.S. federal income tax purposes.

     9. The undertaking by Funds Management to bear all of the expenses incurred by the C&B Portfolios in connection with the Reorganization so that the shareholders of the C&B Portfolios will not bear these expenses.

The AIC Trust Board also concluded that the economic interests of the shareholders of the C&B Portfolios would not be diluted as a result of the proposed Reorganization, since the number of Acquiring Fund shares to be issued to C&B Portfolio shareholders will be calculated based on the respective net asset value of the Funds. For a more complete discussion of the factors considered by the AIC Trust Board in approving the Reorganization, see the section entitled "Board Consideration of the Reorganization" in this Proxy/Prospectus.

Comparison of Current Fees and Expenses

The following chart shows current operating expense ratios for each C&B Portfolio and each Acquiring Fund. Pro forma expenses are not included in the chart because the Acquiring Funds' gross and net operating expense ratios will not be affected by the Reorganization. For a more detailed breakdown of the specific expenses charged to the C&B Portfolios and the Acquiring Funds, and more information about expenses, see Exhibit A.

Ratios are shown at three levels:

(a) Gross expenses are the total operating expenses of a fund, and represent what a shareholder could potentially pay if waiver and expense reimbursements were not in place;

(b) Net expenses are those expenses that a shareholder can expect to actually pay, after an adviser or other service provider has waived fees and/or reimbursed expenses; and

(c) The contractual expense cap is the ratio at which a fund's adviser has contractually agreed to maintain the expenses a shareholder will pay.

-----------------------------------------------------------------------------------------------------------
                                                               Gross
             C&B Portfolio/                                  Operating      Net Operating     Contractual
             Acquiring Fund(1)               Share Class    Expense Ratio    Expense Ratio   Expense Ratio
-----------------------------------------------------------------------------------------------------------
 C&B Large Cap Value Portfolio              Unnamed Class       1.20%           1.16%(2)        1.25%
 Wells Fargo C&B Large Cap Value Fund          Class D          1.66%           1.20%           1.20%
-----------------------------------------------------------------------------------------------------------
 C&B Mid Cap Value Portfolio                Unnamed Class       1.27%           1.27%(2)        1.40%
 Wells Fargo C&B Mid Cap Value Fund            Class D          1.39%           1.25%           1.25%
-----------------------------------------------------------------------------------------------------------
 C&B Tax-Managed Value Portfolio            Unnamed Class       1.76%           1.25%           1.25%
 Wells Fargo C&B Tax-Managed Value Fund        Class D          1.69%           1.20%           1.20%
-----------------------------------------------------------------------------------------------------------

(1) The expense ratios for the C&B Portfolios are based on the actual expenses for the Portfolios' most recent fiscal year ended October 31, 2003. The ratios for the Acquiring Funds are based on estimates for the current fiscal year and include various fund start-up expenses, which will only be incurred in the first year of each Fund's operation. Without including these first year expenses, the Gross Operating Expense Ratio for the Acquiring Funds would be as follows: Wells Fargo C&B Large Cap Value Fund -- 1.52%; Wells Fargo C&B Mid Cap Value Fund -- 1.38%; and Wells Fargo C&B Tax-Managed Value Fund -- 1.54%.

(2) Because actual operating expenses of the C&B Portfolio were lower than the contractual expense cap, shareholders paid the net operating expenses shown.

In each Reorganization, the Acquiring Fund has a lower contractual expense cap than the corresponding C&B Portfolio. In addition, the term of the contract under which the adviser has agreed to maintain the expense cap is two years longer for the Acquiring Funds than for the C&B Portfolios. Funds Management has contractually committed to maintain the shown contractual expense cap through February 28, 2007, whereas the contractual commitment for the C&B Portfolios is only through February 28, 2005. Contractual expense ratios for the Acquiring Funds renew automatically upon expiration of the contractual commitment period, and can only be increased upon approval by the Funds' Board. For further discussion regarding the AIC Trust's Board's consideration of the gross and net operating expense ratios of the Funds in approving the Reorganization, see the section entitled "Board Consideration of the Reorganization" in this Proxy/Prospectus.

Comparison of Investment Objectives, Principal Investment Strategies and
Policies

Each C&B Portfolio and its corresponding Acquiring Fund pursue substantially similar investment objectives, utilize substantially similar principal investment strategies to pursue their investment objectives, and hold substantially similar securities. As a result, the proposed Reorganization is expected to cause minimal portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective(s) of the Acquiring Fund.

Because C&B will be retained as the investment sub-adviser responsible for the day-to-day investment management activities of the Acquiring Funds, the proposed Reorganization will not result in any change to the investment process or investment personnel utilized to achieve the Acquiring Funds' investment objectives. C&B's selection of securities for a portfolio will continue to be based on an analysis of a company's financial characteristics, an assessment of the quality of a company's management and the implementation of a valuation discipline. In selecting a company for investment, C&B considers criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. The universe of acceptable investments is further narrowed by undertaking extensive research including interviews with a company's top management, customers and suppliers. C&B will continue to regularly review the investments of each Acquiring Fund and to sell a portfolio holding when it has achieved its valuation targets, a change in the underlying company's outlook has occurred or more attractive investment alternatives are available.

C&B will manage the Acquiring Funds in a manner similar to the manner in which it currently manages the C&B Portfolios by holding a fairly small number of securities, usually 30 to 50 companies. This strategy enables C&B to provide adequate diversification while allowing the composition and performance of an Acquiring Fund's portfolio to behave differently than the market. C&B believes that its assessment of business quality and emphasis on valuation will protect a portfolio's assets in down markets, while its insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets.

All of the C&B Portfolios have investment objectives that are classified as fundamental, which means that they cannot be changed without shareholder approval. The Acquiring Funds, however, have investment objectives that are classified as non-fundamental, which means that the Board of Trustees can change them without shareholder approval. Thus, the Reorganization will result in a change in a C&B Portfolio shareholder's right to vote to approve changes to the investment objectives of the Fund(s) in which they own shares.

The C&B Portfolios and the Acquiring Funds share similar fundamental investment policies, with the following more prominent exceptions noted below:

     1. The C&B Large Cap Value Portfolio and the C&B Tax-Managed Value Portfolio may not borrow money, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 10% of their gross assets valued at the lower of market value or cost. Furthermore, the Portfolios will not purchase additional securities when borrowings exceed 5% of total assets. The Acquiring Funds may borrow to the extent permitted by applicable law. Each Acquiring Fund may borrow from banks in an amount up to 331/3% of its total assets, taken at market value.

     2. Both the C&B Portfolios and the Acquiring Funds may lend their portfolio securities as permitted by applicable law. However, the C&B Large Cap Value Portfolio and the C&B Tax-Managed Portfolio will not pledge, mortgage or hypothecate any of its assets to an extent greater than 10% of their total assets at fair market value. The Acquiring Funds do not have a similar limitation.

     3. The C&B Large Cap Value Portfolio and the C&B Tax-Managed Value Portfolio will not write or acquire options or interests in oil, gas, or other mineral exploration or development programs. The Acquiring Funds do not have a similar limitation.

     4. The C&B Large Cap Value Portfolio and the C&B Tax-Managed Value Portfolio will not invest more than 5% of their assets at the time of purchase in the securities of companies that have a continuous operating history of less than three years. The Acquiring Funds do not have a similar limitation.

     5. The C&B Large Cap Value Portfolio and the C&B Tax-Managed Value Portfolio will not purchase or retain securities of an issuer if those officers and board members of the investment adviser owning more than 0.5% of such securities together own more than 5% of such securities. The Acquiring Funds do not have a similar limitation.

The following charts compare the investment objective(s) and principal investment strategies of each C&B Portfolio and its corresponding Acquiring Fund, and describe the key differences, if any, between the Funds. You can find additional information about a specific Fund's investment objective(s), principal investment strategies and investment policies in its prospectus and SAI.

------------------------------------------------------------------------------------------------------------------------------------
      Fund                   Objective                              Principal Strategies                     Key Differences
------------------------------------------------------------------------------------------------------------------------------------
C&B Large Cap           Seeks maximum long-          The Portfolio invests primarily (at least 80%
Value Portfolio         term total return with       of net assets) in common stocks of companies
                        minimal risk to principal    with a large market capitalization greater than
                        by investing in common       $1 billion. The Portfolio may also invest in
                        stocks that have a           other types of equity securities.                   There are no material
                        consistency and                                                                  differences between the two
                        predictability in their                                                          Funds because they have the
                        earnings growth.                                                                 same investment objectives,
-------------------------------------------------------------------------------------------------------  and substantially similar
Wells Fargo C&B         Seeks maximum long-          The Fund's principal strategies are substantially   principal strategies,
Large Cap Value Fund    term total return,           similar to the principal strategies of the C&B      investment policies and
                        consistent with              Large Cap Value Portfolio.                          restrictions.
                        minimizing risk to
                        principal.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
      Fund                   Objective                              Principal Strategies                     Key Differences
------------------------------------------------------------------------------------------------------------------------------------
C&B Mid Cap             Seeks maximum long-          The Portfolio invests primarily (at least 80% of
Value Portfolio         term total return,           net assets) in the common stocks of companies
                        consistent with              with middle market capitalizations (companies
                        minimizing risk to           with market capitalizations in the range of $500
                        principal.                   million to $5 billion) or in common stocks of
                                                     companies whose market capitalizations are within
                                                     the range of companies contained in the Russell
                                                     Midcap Value Index. The Portfolio will not
                                                     necessarily sell securities of companies whose      There are no material
                                                     capitalizations drift outside of this range. The    differences between the two
                                                     Portfolio may also invest in other types of         Funds because they have the
                                                     equity securities.                                  same investment objectives,
-------------------------------------------------------------------------------------------------------  and substantially similar
Wells Fargo C&B Mid     Seeks maximum long-          The Fund's principal strategies are substantially   principal strategies,
Cap Value Fund          term total return,           similar to the principal strategies of the C&B      investment policies and
                        consistent with              Mid Cap Value Portfolio.                            restrictions.
                        minimizing risk to
                        principal.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
      Fund                   Objective                              Principal Strategies                     Key Differences
------------------------------------------------------------------------------------------------------------------------------------
C&B Tax-Managed    Seeks maximum long-       The Portfolio invests primarily (at least 80% of
Value Portfolio    term, after-tax total     net assets) in common stocks of companies of
                   return, consistent with   any size. The adviser will try to minimize tax
                   minimizing risk to        consequences for the Portfolio's shareholders by
                   principal.                managing the amount of realized gains, which it
                                             attempts to control by minimizing portfolio                 There are no material
                                             turnover. The adviser intends to balance these tax          differences between the two
                                             considerations with portfolio trading needs and             Funds because they have the
                                             reserves the right to engage in short-term trading          same investment objectives,
                                             if market conditions warrant such trading. The              and substantially similar
                                             Portfolio may also invest in other types of equity          principal strategies,
                                             securities.                                                 investment policies and
-------------------------------------------------------------------------------------------------------  restrictions.
Wells Fargo C&B    Seeks maximum long-       The Fund's principal strategies are substantially
Tax-Managed        term, after-tax total     similar to the principal strategies of the C&B
Value Fund         return, consistent with   Tax-Managed Value Portfolio.
                   minimizing risk to
                   principal.
------------------------------------------------------------------------------------------------------------------------------------

Common and Specific Risk Considerations

Because of the similarities in investment objectives and strategies, the C&B Portfolios and the Acquiring Funds are subject to substantially similar investment risks. The following discussion describes the principal risks that may affect the Funds, and compares the principal risks associated with each C&B Portfolio and its corresponding Acquiring Fund. You will find additional descriptions of specific risks in the prospectus for the particular C&B Portfolio or Acquiring Fund.

Equity Securities. Because all of the funds invest in equity securities, they all are subject to the common risk of equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stock and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. There is no guarantee that stocks selected as undervalued using a value style approach will perform as expected. Generally, stocks of larger companies tend to be less volatile and more liquid than stocks of smaller companies. Because the Funds typically invest in 30 to 50 companies, the value of an investment in one of the Funds will vary more in response to developments or changes affecting the market value of particular stocks than an investment in a mutual fund that is more broadly diversified.

The risks specific to the individual Funds are addressed below.

     C&B Large Cap Value Portfolio / Wells Fargo C&B Large Cap Value Fund
     --------------------------------------------------------------------

     Because the Wells Fargo C&B Large Cap Value Fund will follow substantially similar investment policies and restrictions as the C&B Large Cap Value Portfolio, there are no material differences in the risks associated with investing in the Funds. Both Funds are primarily subject to the risks associated with investing in equity securities, as described above.

     C&B Mid Cap Value Portfolio / Wells Fargo C&B Mid Cap Value Fund
     ----------------------------------------------------------------

     Because the Wells Fargo C&B Mid Cap Value Fund will follow substantially similar investment policies and restrictions as the C&B Mid Cap Value Portfolio, there are no material differences in the risks associated with investing in the Funds. Both Funds are primarily subject to the risks associated with equity securities, as described above. Also, both Funds are subject to the risks associated with investing in medium-sized companies. Stocks of medium-sized companies may be more volatile and less liquid, in part because the issuers may be more vulnerable to adverse business or economic events, than the stocks of larger, more established companies.

     C&B Tax-Managed Value Portfolio / Wells Fargo C&B Tax-Managed Value Fund
     ------------------------------------------------------------------------

     Because the Wells Fargo C&B Tax-Managed Value Fund will follow substantially similar investment policies and restrictions as the C&B Tax-Managed Value Portfolio, there are no material differences in the risks associated with investing in the Funds. Both Funds are primarily subject to the risks associated with equity securities, as described above. Also, because both Funds are managed with a focus on after-tax returns, they may not provide as high a return before taxes as other funds.

Comparison of Shareholder Services and Procedures

The C&B Portfolios and Acquiring Funds have similar shareholder services and procedures. The Wells Fargo C&B Large Cap Value Fund and the Wells Fargo C&B Mid Cap Value Fund offer six classes of shares, and the Wells Fargo C&B Tax-Managed Value Fund offers five classes of shares. Only one class of shares from all of the Acquiring Funds is involved in the Reorganization: Class D. The C&B Portfolios offer only one unnamed class of shares.

Wells Fargo Funds does not assess any front-end or contingent deferred sales charges on Class D shares. However, the Wells Fargo C&B Tax-Managed Value Fund will charge a 1.00% redemption fee on Class D shares if they are redeemed or exchanged within one year of purchase. Certain C&B Portfolio shareholders who receive Class D shares of an Acquiring Fund will be converted, shortly after the Reorganization, to Institutional Class shares or Select Class shares of the Acquiring Fund if the shareholder elects to convert such Class D shares. Such shareholders must meet the required minimum investment amount for each class. For purposes of this conversion feature, the Funds Trust Board has approved a reduced minimum investment amount of $1 million for the Institutional Class shares. The minimum investment amount for the Select Class shares is $5 million. The C&B Portfolios do not assess any front-end or contingent deferred sales charges on their unnamed class of shares. The C&B Tax-Managed Value Portfolio also charges a 1.00% redemption fee if shares are redeemed or exchanged within twelve months of purchase.

Wells Fargo Funds will permit shareholders who purchased their shares directly from C&B and participate in the Reorganization to purchase certain classes of other Wells Fargo Funds at net asset value ("NAV"), i.e., without paying the customary sales load. Wells Fargo Funds waives front-end sales loads for certain investors, including certain employees, officers and trustees of the Funds and various entities affiliated with the Funds. Shareholders of the C&B Portfolios will receive shares of a comparable class of the Acquiring Fund. The Reorganization will not trigger any sales charges for shareholders.

Wells Fargo Funds also has adopted a multi-class plan, a distribution plan and shareholder servicing plans for its Funds. Class D shares are not charged a distribution fee, but are charged a shareholder servicing fee of 0.25%. The C&B Portfolios have adopted shareholder servicing plans for their Funds. The C&B Portfolios are charged a shareholder servicing fee of 0.25%. Because shareholders of each C&B Portfolio will receive shares in a comparable class of the Acquiring Fund, the Reorganization will not change whether shareholders of the C&B Portfolios are charged a shareholder servicing fee.

The C&B Portfolios allow shareholders to redeem their shares by phone or mail. Because Class D shares of the Acquiring Funds are available for purchase only through financial services firms, shares typically are redeemed in accordance with the account agreement governing a shareholder's account at such firm. However, shareholders who purchased their shares directly from C&B and participate in the Reorganization will be allowed to redeem their shares by phone, mail or through use of the Internet. Both Wells Fargo Funds and C&B Portfolios generally permit exchanges between like share classes of their Funds. For the C&B Portfolios and the Acquiring Funds, an exchange of fund shares generally is taxable for U.S. federal income tax purposes. Both the C&B Portfolios and the Acquiring Funds permit systematic withdrawals from their respective funds.

The Acquiring Funds and C&B Portfolios distribute capital gains, if any, to shareholders at least annually. The chart below summarizes when distributions of net investment income are declared and paid for the C&B Portfolios and the Acquiring Funds.

     ------------------------------------------------------------------------------
                                                                         Frequency
                      Fund                      Frequency Declared         Paid
     ------------------------------------------------------------------------------
     C&B Large Cap Value Portfolio                   Quarterly           Quarterly
     Wells Fargo C&B Large Cap Value Fund            Annually            Annually
     ------------------------------------------------------------------------------
     C&B Mid Cap Value Portfolio                     Quarterly           Quarterly
     Wells Fargo C&B Mid Cap Value Fund              Annually            Annually
     ------------------------------------------------------------------------------
     C&B Tax-Managed Value Portfolio                 Quarterly           Quarterly
     Wells Fargo C&B Tax-Managed Value Fund          Annually            Annually
     ------------------------------------------------------------------------------

Both the Acquiring Funds and the C&B Portfolios offer a choice of automatically reinvesting distributions in additional shares or receiving them by check.

The C&B Portfolios' prospectus and SAI and the Acquiring Funds' prospectus and SAI contain more detailed discussions of shareholder services and procedures.

Comparison of Investment Advisers and Investment Advisory Fees

Funds Management is a registered investment adviser that will assume primary investment advisory responsibilities for the Acquiring Funds when they commence operations. Funds Management is responsible for implementing the investment policies and guidelines for the Wells Fargo Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Wells Fargo Funds. Thus, by approving the Reorganization, shareholders of the C&B Portfolios are, in effect, approving the existing advisory agreement between Funds Management and each Acquiring Fund. Funds Management and Wells Fargo Bank, N.A. are affiliates. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States, and one of the largest banks in the United States. As of December 31, 2003, Funds Management managed over $76 billion in mutual fund assets.

C&B, a Pennsylvania limited partnership, is a registered investment adviser that has provided investment management services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1951. C&B currently serves as the investment adviser to each C&B Portfolio and, in such capacity, is responsible for the day-to-day investment management activities of the Portfolios. As of December 31, 2003, C&B managed approximately $3.4 billion in assets, including $407 million on behalf of investors in the C&B Portfolios. Upon the commencement of operations of the Acquiring Funds, C&B will be retained by Funds Management to serve as sub-adviser to the Acquiring Funds and will be responsible for the day-to-day investment management activities of the Funds. The same team of investment professionals that currently manages each of the C&B Portfolios will manage the Acquiring Funds on a day-to-day basis.

The following chart highlights the annual contractual rate of investment advisory fees paid by each C&B Portfolio and Acquiring Fund as a percentage of average daily net assets.

     ---------------------------------------------------------------------------
                  Fund                          Advisory Fee (Contractual)
     ---------------------------------------------------------------------------
     C&B Large Cap Value Portfolio                      0.63%
     Wells Fargo C&B Large Cap Value Fund               0.75%
     ---------------------------------------------------------------------------
     C&B Mid Cap Value Portfolio                        0.63%
     Wells Fargo C&B Mid Cap Value Fund                 0.75%
     ---------------------------------------------------------------------------
     C&B Tax-Managed Value Portfolio                    0.63%
     Wells Fargo C&B Tax-Managed Value Fund             0.75%
     ---------------------------------------------------------------------------

Advisory fees represent one component of a Fund's total operating expenses. For the actual net operating expenses a shareholder in an Acquiring Fund can expect to pay, please see the 'Comparison of Current Fees and Expenses' section on page 6.

Comparison of Other Principal Service Providers

The following is a list of principal service providers for the C&B Portfolios and the Acquiring Funds:


     -------------------------------------------------------------------------------------------------------------
                                           Service Providers
     -------------------------------------------------------------------------------------------------------------
          Service                           C&B Portfolios                           Acquiring Funds
     -------------------------------------------------------------------------------------------------------------
     Investment Adviser           Cooke & Bieler, L.P.                      Wells Fargo Funds Management, LLC
                                  1700 Market Street                        525 Market Street
                                  Philadelphia, PA 19103                    San Francisco, CA 94105
     -------------------------------------------------------------------------------------------------------------
     Sub-Adviser                                                            Cooke & Bieler, L.P.
                                                 N/A                        1700 Market Street
                                                                            Philadelphia, PA 19103
     -------------------------------------------------------------------------------------------------------------
     Distributor                  SEI Investments Distribution Co.          Stephens Inc.
                                  One Freedom Valley Drive                  111 Center Street
                                  Oaks, PA 19456                            Little Rock, AR 72201
     -------------------------------------------------------------------------------------------------------------
     Sub-Distributor              Constellation Investment Distribution
                                  Company, Inc.                                          N/A
     -------------------------------------------------------------------------------------------------------------
     Administrator                SEI Investments Global Funds Services     Wells Fargo Funds Management, LLC
     -------------------------------------------------------------------------------------------------------------
     Custodian                    Wachovia Bank, N.A.                       Wells Fargo Bank, N.A.
     -------------------------------------------------------------------------------------------------------------
     Fund Accountant              SEI Investments Global Funds Services     PFPC, Inc.
     -------------------------------------------------------------------------------------------------------------
     Transfer Agent and           DST Systems, Inc.                         Boston Financial Data Services, Inc.
     Dividend Disbursing Agent
     -------------------------------------------------------------------------------------------------------------
     Independent Auditors         KPMG LLP                                  KPMG LLP
     -------------------------------------------------------------------------------------------------------------

Comparison of Business Structures

Federal securities laws largely govern the way mutual funds operate, but they do not cover every aspect of a fund's existence and operation. State law and each Fund's governing documents create additional operating rules and restrictions that the Funds must follow. AIC Trust is organized as a Massachusetts business trust whose operations are governed by its Amended and Restated Agreement and Declaration of Trust and By-Laws and applicable Massachusetts law. Wells Fargo Funds Trust is organized as a Delaware statutory trust and is governed also by its Amended and Restated Declaration of Trust and applicable Delaware law. The difference between operating as a series of a Delaware statutory trust as opposed to a Massachusetts business trust will not significantly affect the operation of any C&B Portfolio or change the responsibilities, powers or the fiduciary duty owed to shareholders by the trust's Board of Trustees and Officers.

Under Massachusetts and Delaware law, business trusts and statutory trusts, respectively, are operated by their Board of Trustees and Officers appointed by the Board. The composition of the Boards of Trustees for AIC Trust and Wells Fargo Funds Trust differ. For more information about the current Trustees and Officers of the C&B Portfolios and Wells Fargo Funds, you should consult each Fund's current SAI.

Under Delaware and Massachusetts law, shareholders have the right to vote on matters as specified in the declaration of trust. Other than with respect to such matters, the declarations of trust for AIC Trust and Wells Fargo Funds Trust require shareholder approval of a matter only if required under the federal securities laws or if each respective Board decides to submit the matter to shareholders and permit the Board of Trustees to amend them without shareholder approval unless the federal securities laws expressly require it. Thus, under the organizational documents of Wells Fargo Funds Trust, shareholders of the C&B Portfolios will not suffer any material dilution in the voting rights that they currently have as shareholders of the C&B Portfolios.

Terms of the Reorganization

At the effective time of the Reorganization, each Acquiring Fund will acquire all of the assets and assume all of the liabilities of the corresponding C&B Portfolio shown in the table below in exchange for shares of the corresponding class of the Acquiring Fund.

--------------------------------------------------------------------------------
           C&B Portfolios                           Acquiring Funds
--------------------------------------------------------------------------------
  C&B Large Cap Value Portfolio         Wells Fargo C&B Large Cap Value Fund
    Unnamed Class                         Class D
--------------------------------------------------------------------------------
  C&B Mid Cap Value Portfolio           Wells Fargo C&B Mid Cap Value Fund
    Unnamed Class                         Class D
--------------------------------------------------------------------------------
  C&B Tax-Managed Value Portfolio       Wells Fargo C&B Tax-Managed Value Fund
    Unnamed Class                         Class D
--------------------------------------------------------------------------------

Each Acquiring Fund will issue the number of full and fractional shares determined by dividing the net value of all the assets of each respective C&B Portfolio by the net asset value of one share of the Acquiring Fund. The Agreement and Plan of Reorganization, copies of which are available upon request, provides the time for and method of determining the net value of each of the C&B Portfolios' assets and the net asset value of a share of each of the Acquiring Funds. We refer to the Agreement and Plan of Reorganization as the Reorganization Plan. To determine the valuation of the assets transferred by each C&B Portfolio and the number of shares of each Acquiring Fund to be transferred, the parties will use the standard valuation methods used by the Acquiring Funds in determining daily net asset values, which are identical to the methods used by the C&B Portfolios. The valuation will be done immediately prior to the closing of the Reorganization, which is expected to occur on or about July 16, 2004, and will be done at the time of day the C&B Portfolios and Acquiring Funds ordinarily calculate their net asset values.

Each C&B Portfolio will distribute the Acquiring Fund shares it receives in the Reorganization to its shareholders. Shareholders of record of each C&B Portfolio will be credited with shares of the corresponding Acquiring Fund having an aggregate value equal to the C&B Portfolio shares that the shareholders hold of record at the effective time of the Reorganization. At that time, the C&B Portfolio will redeem and cancel its outstanding shares and will wind up its affairs and terminate as soon as is reasonably practicable after the Reorganization.

A majority of the appropriate Board of Trustees may terminate the Reorganization Plan on behalf of a C&B Portfolio or Acquiring Fund under certain circumstances. Completion of the Reorganization is subject to numerous conditions set forth in the Reorganization Plan. An important condition to closing is that the Wells Fargo Funds receive a tax opinion to the effect that the Reorganization will qualify as a "reorganization" for U.S. federal income tax purposes. As such, the Reorganization generally will not be taxable for such purposes to the C&B Portfolios, the Acquiring Funds or the C&B Portfolios' shareholders. Other material conditions include the receipt of legal opinions regarding the C&B Portfolios and Acquiring Funds and the Reorganization. Last, the closing is conditioned upon both the C&B Portfolios and Acquiring Funds receiving the necessary documents to transfer assets and liabilities in exchange for shares of the Acquiring Funds.

Board Consideration of the Reorganization

The AIC Trust Board of Trustees considered the proposed Reorganization of the C&B Portfolios into the Acquiring Funds at its regular meeting held on February 18, 2004, at which Funds Management provided materials and made a presentation to the AIC Trust Board of Trustees on the proposed Reorganization. The materials prepared by Funds Management and provided to the AIC Trust Board of Trustees included information on the investment objectives and strategies of the Acquiring Funds, comparative operating expense ratios, and an analysis of the projected benefits to the C&B Portfolios' shareholders from the proposed Reorganization. At the meeting, the AIC Trust Board of Trustees considered the proposed Reorganization of the C&B Portfolios into the Acquiring Funds and unanimously approved the Reorganization Plan, determining that it would be in the best interests of each C&B Portfolio and its shareholders, and that such shareholders' interests would not be diluted as a result of the Reorganization.

In determining whether to approve the Reorganization Plan and to recommend approval of the Reorganization to shareholders of the C&B Portfolios, the Board of Trustees (including the Independent Trustees) made inquiries into a number of matters and considered the following factors, among others:

     i. C&B's decision to focus exclusively on its core strength of providing investment management services;

     ii. Funds Management's representation that it would retain C&B as sub-adviser to the Acquiring Funds, which will provide continuity of asset management for current C&B Portfolio shareholders participating in the Reorganization;

     iii. the anticipated effect of the Reorganization on per-share expenses, both before and after waivers, of the C&B Portfolios;

     iv. the expense ratios and available information regarding the fees and expenses of the Acquiring Funds;

     v. the potential benefits of economies of scale for the C&B Portfolios and potential benefits to their shareholders of promoting more efficient operations and enabling greater diversification of investment choices -- for more information on this consideration see "Gross and Net Operating Expenses of Funds" below;

     vi. the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests;

     vii. the potential benefits to C&B Portfolios' shareholders emanating from the C&B Portfolios' access to the larger distribution network and capabilities of Wells Fargo Funds;

     viii. the comparability of the investment objectives, policies and restrictions of the C&B Portfolios and their corresponding Acquiring Fund;

     ix. the service features and investment options available to shareholders of the C&B Portfolios and Wells Fargo Funds;

     x.    the reputation, financial strength and resources of Wells Fargo
           Funds;

     xi. that the expense of the Reorganization would not be borne by C&B Portfolios' shareholders;

     xii.  the expected U.S. federal tax consequences of the Reorganization; and

     xiii. the possible alternatives to the Reorganization.

In reaching the decision to approve the Reorganization and to recommend that shareholders vote in favor of the Reorganization, the AIC Trust Board of Trustees, including the Independent Trustees, unanimously concluded that participation of the C&B Portfolios in the Reorganization is in the best interests of the shareholders of each C&B Portfolio and would not result in dilution of such shareholder's interests. Their conclusion was based on a number of factors, including the following considerations:

GREATER PRODUCT ARRAY AND ENHANCED RANGE OF INVESTMENT OPTIONS.

Investors in Wells Fargo Funds enjoy a wide array of investment options and strategies. At the closing of the Reorganization, Wells Fargo Funds is expected to have over 80 mutual funds, including equity funds, international funds, asset allocation funds, tax-free funds, income funds and money market funds. The C&B Portfolios do not offer the same range of choices that Wells Fargo Funds offers. This broad range of investment options will permit an investor in any of the Wells Fargo Funds to diversify his or her investments and to participate in a range of investment styles currently prevalent in the market. Shareholders can, with a few exceptions, make purchases of or exchanges for certain classes of other Wells Fargo Funds without additional charge. Thus, if the Reorganization is approved, C&B Portfolio shareholders will have more investment options and greater flexibility to change investments through exchanges. Any such exchanges generally will be taxable for U.S. federal income tax purposes.

WELLS FARGO FUNDS SHAREHOLDER SERVICE CAPABILITIES

With over $76 billion in mutual fund assets under management, as of December 31, 2003, Wells Fargo Funds is the 27th largest fund company in the United States. In addition, the scale and financial resources of Funds Management allows Wells Fargo Funds to provide increased sales and service capabilities to fund shareholders and their financial intermediaries. Investors in Wells Fargo Funds have access to a top-rated telephone service operation and increased automated and Internet services. Further, Wells Fargo provides access to a full line of financial products and services. These additional shareholder services will be available to C&B Portfolio shareholders if the Reorganization is approved.

IMPROVED OPERATING EFFICIENCIES

Wells Fargo Funds have the potential to operate more efficiently than the C&B Portfolios by, among other things, having a larger group of funds with greater assets, thereby reducing certain fixed costs (such as legal, compliance and board of trustee expenses) as a percentage of fund assets.

PORTFOLIO MANAGEMENT

C&B's retention as sub-adviser to the Acquiring Funds and the continuation of the existing team of investment professionals to manage such Acquiring Funds will promote continuity of asset management for C&B Portfolio shareholders participating in the Reorganization.

ENHANCED VIABILITY

Once the C&B Portfolios become a part of Wells Fargo Funds, they will be more viable due to the larger asset size and the increased distribution channels available to Wells Fargo Funds. Shares of the Wells Fargo Funds are sold through nearly 30 organizations affiliated with Wells Fargo & Company and through over 350 third-party organizations. As a result of these relationships, annual sales of new shares of Wells Fargo Funds are significantly higher than annual sales of new shares of the C&B Portfolios. The multiple distribution channels available to Wells Fargo Funds should enhance the C&B Portfolios' market presence and facilitate operating efficiencies.

SUBSTANTIALLY SIMILAR INVESTMENT OBJECTIVES AND STRATEGIES

As discussed in the section entitled "Comparison of Investment Objectives, Principal Investment Strategies and Policies," each C&B Portfolio and corresponding Acquiring Fund have substantially similar investment objectives and strategies. As a result, the proposed Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective(s) of the Acquiring Fund. It also is not expected to significantly alter the risk/potential return profile of any shareholder's investment. Further, the continuation of C&B as sub-adviser responsible for the day-to-day investment management activities of the Acquiring Funds will maintain a consistent investment style between the C&B Portfolios and their corresponding Acquiring Funds.

GROSS AND NET OPERATING EXPENSES OF THE FUNDS

The Board also considered the net and gross operating expense ratios for each C&B Portfolio and its corresponding Acquiring Fund. Both the Wells Fargo C&B Mid Cap Value Fund and the Wells Fargo C&B Tax-Managed Value Fund will have lower net operating expense ratios than the corresponding C&B Portfolios. The Acquiring Fund for the C&B Large Cap Value Portfolio will have a slightly higher net operating expense ratio as compared to the Portfolio's actual net operating expense ratio as of its most recent fiscal year-end. Regarding gross operating expenses, the Wells Fargo C&B Tax-Managed Value Fund will have a lower gross operating expense ratio than that of its corresponding C&B Portfolio. Although the Wells Fargo C&B Large Cap Value Fund and the Wells Fargo C&B Mid Cap Value Fund will have gross operating expense ratios that are higher than their corresponding C&B Portfolio, Funds Management has committed to cap the Acquiring Fund's operating expense ratio at a level that is lower than the cap of its corresponding C&B Portfolio.

The Board believed that the expense ratios of the Acquiring Funds were reasonable in light of the additional, actual and potential benefits associated with participating in the Reorganization and having Funds Management serve as the primary investment adviser to the Funds (larger fund family, increased client service capabilities, enhanced oversight and compliance capabilities, etc.). The Board also heavily weighed the following factors in its consideration of the overall expense structure of each Acquiring Fund: (i) Funds Management has committed to cap each Acquiring Fund's operating expense ratio at a level that is lower than the cap of its corresponding C&B Portfolio;
(ii) Funds Management has contractually agreed to maintain this commitment through February 28, 2007, a period two years longer than C&B's existing contractual commitment to the C&B Portfolios; and (iii) that any subsequent changes to Funds Management's expense cap commitments must be approved by the Acquiring Funds' Board.

EXPECTED TAX-FREE CONVERSION OF THE C&B PORTFOLIO SHARES

The Board also considered the expected tax-free nature of each reorganization of the C&B Portfolios. If you were to redeem your investment in the C&B Portfolios and invest the proceeds in another Fund or other investment product, you generally would recognize gain or loss for U.S. federal income tax purposes upon the redemption of the shares. By contrast, upon completion of the Reorganization, it is intended that: (1) you will not recognize a taxable gain or a loss on the transfer of your investment to the corresponding Acquiring Fund; (2) you will have the same tax basis in your Acquiring Fund shares as you had in your C&B Portfolio shares for U.S. federal income tax purposes; and (3) assuming that you hold your C&B Portfolio shares as a capital asset, you will have the same holding period for your Acquiring Fund shares as you had for your C&B Portfolio shares. As a shareholder of an open-end fund, you will continue to have the right to redeem any or all of your shares at net asset value at any time. At that time, you generally would recognize a gain or loss for U.S. federal income tax purposes.

EXPENSES OF THE REORGANIZATION

Funds Management has agreed to bear all of the expenses incurred by the C&B Portfolios and Acquiring Funds in connection with the Reorganization, so that the shareholders of the C&B Portfolios and Acquiring Funds will not bear these costs.

Performance

In each Reorganization, a C&B Portfolio will be reorganized into a corresponding Acquiring Fund created specifically to receive the assets and assume the liabilities of the C&B Portfolio. The C&B Portfolio will be the accounting survivor of the Reorganization, and the corresponding Acquiring Fund will assume the performance history of the C&B Portfolio at the closing of the Reorganization. The average annual total returns of the C&B Portfolios for one, five and ten years or for the life of the Portfolio, as applicable, are presented in the C&B Portfolios' prospectus. Please remember that past performance is no guarantee of future results.

Material U.S. Federal Income Tax Consequences

The following discussion summarizes the material U.S. federal income tax consequences of the Reorganization that are applicable to you as a C&B Portfolio shareholder. It is based on the Internal Revenue Code, applicable Treasury regulations, judicial authority, and administrative rulings and practice, all as of the date of this Proxy/Prospectus and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local or foreign tax consequences of the Reorganization. Your tax treatment may vary depending upon your particular situation. You also may be subject to special rules not discussed below if you are a certain kind of C&B Portfolio shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or an entity that is not organized under the laws of the United States or political subdivision thereof; a holder of C&B Portfolio shares as part of a hedge, straddle or conversion transaction; a person that does not hold C&B Portfolio shares as a capital asset at the time of the Reorganization; or an entity taxable as a partnership for U.S. federal income tax purposes.

None of the C&B Portfolios or Acquiring Funds has requested or will request an advance ruling from the Internal Revenue Service as to the U.S. federal income tax consequences of the Reorganization or any related transaction. The Internal Revenue Service could adopt positions contrary to those discussed below and such positions could be sustained. You are urged to consult with your own tax advisors and financial planners as to the particular tax consequences of the Reorganization to you, including the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

The obligation of the C&B Portfolios and the Acquiring Funds to consummate the Reorganization is conditioned upon their receipt of an opinion of counsel to the Acquiring Funds generally to the effect that the Reorganization will qualify as a "reorganization" under Section 368(a) of the Internal Revenue Code, with respect to each Acquiring Fund and the corresponding C&B Portfolio, and such Acquiring Fund and corresponding C&B Portfolio will each be a "party to a reorganization" under Section 368(b) of the Internal Revenue Code. Provided that the Reorganization so qualifies and each Acquiring Fund and its corresponding C&B Portfolio are so treated, for U.S. federal income tax purposes, generally:

     o Neither an Acquiring Fund nor its corresponding C&B Portfolio will recognize any gain or loss as a result of the Reorganization.

     o A C&B Portfolio shareholder will not recognize any gain or loss as a result of the receipt of corresponding Acquiring Fund shares in exchange for such shareholder's C&B Portfolio shares pursuant to the Reorganization.

     o A C&B Portfolio shareholder's aggregate tax basis in the corresponding Acquiring Fund shares received pursuant to the Reorganization will equal such shareholder's aggregate tax basis in C&B Portfolio shares held immediately before the Reorganization.

     o A C&B Portfolio shareholder's holding period for the corresponding Acquiring Fund shares received pursuant to the Reorganization will include the period during which the shareholder held C&B Portfolio shares.

The tax opinion described above will be based upon facts, representations and assumptions to be set forth or referred to in the opinion and the continued accuracy and completeness of representations made by the C&B Portfolios and Acquiring Funds, including representations in a certificate to be delivered by the management of each of the C&B Portfolios and Acquiring Funds. Counsel rendering the opinion will not independently investigate or verify the validity of such facts, representations and assumptions, and its opinion may be jeopardized if any of these facts representations or assumptions is incorrect in any material respect. The certificate of management of the Acquiring Funds also will include representations to the effect that (i) C&B will manage each Acquiring Fund in accordance with the investment objectives, policies and procedures of the corresponding C&B Portfolio as historically applied by C&B prior to the Reorganization; (ii) each Acquiring Fund will not dispose of any securities acquired from the corresponding C&B Portfolio except in accordance with such objectives, policies and procedures; and (iii) at the time of the Reorganization, there is no plan or intention to terminate C&B's investment management responsibilities over the Acquiring Funds. In certain instances, as a result of the Reorganization, these limitations may cause portfolio securities of a C&B Portfolio to be retained for a longer period of time than would otherwise be the case.

Since its formation, each of the Acquiring Funds and C&B Portfolios believes it has qualified as a separate "regulated investment company" under the Internal Revenue Code. Accordingly, each of the Acquiring Funds and C&B Portfolios believes that it has been, and expects to continue to be, relieved of U.S. federal income tax liability to the extent that it makes distributions of its taxable income and gains to its shareholders. Prior to the Reorganization, the C&B Portfolios must continue to make timely distributions of its previously undistributed net investment income and realized net capital gains, including capital gains on any securities disposed of in connection with the Reorganization. A C&B Portfolio shareholder must include any such distributions in such shareholder's taxable income.

Fees and Expenses of the Reorganization

All fees and expenses, including accounting expenses, legal expenses, proxy expenses, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the completion of the Reorganization will be borne by Funds Management.

Capitalizations

The following table sets forth as of December 31, 2003, the capitalizations of the C&B Portfolios and of the Acquiring Funds. Pro forma capitalization information is not included for the Reorganization because the unnamed class of each C&B Portfolio is being reorganized into the Class D shares of a corresponding Acquiring Fund that currently has no assets.

--------------------------------------------------------------------------------------------
                                             Total            Shares       Net Asset Value
          Fund / Share Class               Net Assets      Outstanding        Per Share
--------------------------------------------------------------------------------------------
C&B Large Cap Value Portfolio
--------------------------------------------------------------------------------------------
  Unnamed class                           $21,834,964       2,772,668          $7.88
--------------------------------------------------------------------------------------------
Wells Fargo C&B Large Cap Value Fund
--------------------------------------------------------------------------------------------
  Class D                                      $0               0               $0
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                             Total            Shares       Net Asset Value
          Fund / Share Class               Net Assets      Outstanding        Per Share
--------------------------------------------------------------------------------------------
C&B Mid Cap Value Portfolio
--------------------------------------------------------------------------------------------
  Unnamed class                           $374,817,418      19,870,100        $18.86
--------------------------------------------------------------------------------------------
Wells Fargo C&B Mid Cap Value Fund
--------------------------------------------------------------------------------------------
  Class D                                      $0               0               $0
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                             Total            Shares       Net Asset Value
          Fund / Share Class               Net Assets      Outstanding        Per Share
--------------------------------------------------------------------------------------------
C&B Tax-Managed Value Portfolio
--------------------------------------------------------------------------------------------
  Unnamed class                           $10,639,869       626,151           $16.99
--------------------------------------------------------------------------------------------
Wells Fargo C&B Tax-Managed Value Fund
--------------------------------------------------------------------------------------------
  Class D                                      $0               0               $0
--------------------------------------------------------------------------------------------

Information on Voting

This Proxy/Prospectus is being provided in connection with the solicitation of proxies by the Board to solicit your vote for one proposal at a meeting of shareholders of the C&B Portfolios, which we refer to as the Meeting. The Meeting will be held at One Freedom Valley Drive, Oaks, Pennsylvania 19456, on July 9, 2004, at 4:00 p.m. (Eastern Time).

You may vote in one of three ways:

o complete and sign the enclosed proxy card and mail it to us in the enclosed prepaid return envelope (if mailed in the United States)

o vote on the Internet at www.proxyvote.com (follow the instructions provided)

o    call the toll-free number printed on your proxy ballot

Please note, to vote via the Internet or telephone, you will need the "control number" that appears on your proxy ballot.

You may revoke a proxy once it is given, as long as it is submitted within the voting period, by submitting a later-dated proxy or a written notice of revocation to the appropriate C&B Portfolio. You may also give written notice of revocation in person at the Meeting. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR the proposal.

Only shareholders of record on May 13, 2004, are entitled to receive notice of and to vote at the Meeting. Each share held as of the close of business on May 13, 2004, is entitled to one vote. For each C&B Portfolio, the presence in person or by proxy of shareholders entitled to cast a majority of votes eligible to be cast at the Meeting will constitute a quorum for the conduct of all business. When a quorum is present, approval of each proposal will require the affirmative vote of the lesser of (1) 67% or more of the shares of a C&B Portfolio present or represented by proxy at the Meeting, if holders of more than 50% of the C&B Portfolio's outstanding shares are present or represented by proxy, or (2) more than 50% of the C&B Portfolio's outstanding shares. The Meeting may be adjourned from time to time by a majority of the votes properly voting on the question of adjourning a meeting to another date and time, whether or not a quorum is present, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice. The persons named as proxies will vote those shares that they are entitled to vote in favor of adjournment if adjournment is necessary to obtain a quorum or to obtain a favorable vote on any proposal. If the adjournment requires setting a new record date or the adjournment is for more than 60 days from the date set for the original meeting (in which case the Board of Trustees will set a new record date), the C&B Portfolios will give notice of the adjourned meeting to the shareholders. Business may be conducted once a quorum is present and may continue until adjournment of the Meeting.

All proxies voted, including abstentions and broker non-votes (where the underlying holder has not yet voted and the broker does not have discretionary authority to vote the shares) will be counted towards establishing a quorum. Approval of the proposal will occur only if a sufficient number of votes at the Meeting are cast FOR the proposal. Abstentions do not constitute a vote "for" and effectively result in a vote "against" and are disregarded in determining whether a proposal has received enough votes. Broker non-votes do not represent a vote "for" or "against" and are disregarded in determining whether a proposal has received sufficient votes.

The Board knows of no matters other than those described in this Proxy/Prospectus that will be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Board's intention that proxies will be voted on such matters based on the judgment of the persons named in the enclosed form of proxy.

In addition to the solicitation of proxies by mail or expedited delivery service, employees and agents of Funds Management, C&B and their affiliates may solicit proxies by telephone. The Funds have engaged the proxy solicitation firm of Georgeson Shareholder Communications Inc., which will receive a fee from Funds Management for its solicitation services. Funds Management also will reimburse upon request persons holding shares as nominees for their reasonable expenses in sending soliciting material to their principals. The C&B Portfolios and the Acquiring Funds will not pay any of the costs associated with the preparation of this proxy statement or the solicitation of proxies.

Outstanding Shares

As of May 13, 2004, each C&B Portfolio had the following numbers of shares outstanding:

-----------------------------------------------------------------------
                                                  Number of Shares
         C&B Portfolio                              Outstanding
-----------------------------------------------------------------------
  C&B Large Cap Value Portfolio                      3,113,555
-----------------------------------------------------------------------
  C&B Mid Cap Value Portfolio                       25,268,106
-----------------------------------------------------------------------
  C&B Tax-Managed Value Portfolio                    900,896
-----------------------------------------------------------------------

Interests of Certain Persons in the Transactions

To the knowledge of the C&B Portfolios and the Acquiring Funds, as of May 13, 2004, the following are the only persons who owned of record or beneficially, five percent or more of the outstanding shares of the unnamed class shares of any C&B Portfolio or Acquiring Fund:

                                            As of May 13, 2004
--------------------------------------------------------------------------------------------------------------------
                                                                      Unnamed Class
                                                                         Type of        % of       % of Portfolio
              Portfolio                       Name & Address            Ownership     Portfolio     Post Closing
--------------------------------------------------------------------------------------------------------------------
C&B Large Cap Value Portfolio    Central New York Community             Registered       37.25%        37.25%
                                 Foundation, Inc.
                                 500 S. Salina St., Ste. #428
                                 Syracuse, NY 13202-3314
--------------------------------------------------------------------------------------------------------------------
                                 Charles Schwab & Co., Inc.             Beneficial       10.24%        10.24%
                                 Reinvest. Account
                                 Att'n Mutual Funds
                                 101 Montgomery St.
                                 San Francisco, CA 94104-4122
--------------------------------------------------------------------------------------------------------------------
                                 National Financial Services, LLC       Beneficial        6.46%         6.46%
                                 Exclusive Benefit of our Custs
                                 Att'n Mutual Funds Dept. 5th Floor
                                 200 Liberty St, One World Fin Cen
                                 New York, NY 10282-1003
--------------------------------------------------------------------------------------------------------------------
C&B Mid Cap Value Portfolio      Charles Schwab & Co., Inc.             Beneficial       46.75%        46.75%
                                 Reinvest. Account
                                 Att'n Mutual Funds
                                 101 Montgomery St.
                                 San Francisco, CA 94104-4122
--------------------------------------------------------------------------------------------------------------------
                                 National Financial Services, LLC       Beneficial       22.81%        22.81%
                                 Exclusive Benefit of our Custs
                                 Att'n Mutual Funds Dept. 5th Floor
                                 200 Liberty St, One World Fin Cen
                                 New York, NY 10282-1003
--------------------------------------------------------------------------------------------------------------------
C&B Tax-Managed                  Charles Schwab & Co., Inc.             Beneficial       31.23%        31.23%
Value Portfolio                  Reinvest. Account
                                 Att'n Mutual Funds
                                 101 Montgomery St.
                                 San Francisco, CA 94104-4122
--------------------------------------------------------------------------------------------------------------------
                                 National Financial Services, LLC       Beneficial       24.11%        24.11%
                                 Exclusive Benefit of our Custs
                                 Att'n Mutual Funds Dept. 5th Floor
                                 200 Liberty St, One World Fin Cen
                                 New York, NY 10282-1003
--------------------------------------------------------------------------------------------------------------------
                                 S. Sanford Schlitt TOD                 Registered        7.47%         7.47%
                                 Subject to DST TOD Rules
                                 Patricia Schlitt PB
                                 491 Meadow Lark Drive
                                 Sarasota, FL 34236-1901
--------------------------------------------------------------------------------------------------------------------

To the knowledge of the C&B Portfolios and the Acquiring Funds, as of May 13, 2004, the following are the only persons who owned of record or beneficially, more than 25% of the outstanding shares of the unnamed class of any C&B Portfolio or Acquiring Fund:

                                            As of May 13, 2004
--------------------------------------------------------------------------------------------------------------------
                                                                      Unnamed Class
                                                                         Type of        % of       % of Portfolio
              Portfolio                       Name & Address            Ownership     Portfolio     Post Closing
--------------------------------------------------------------------------------------------------------------------
C&B Large Cap Value Portfolio    Central New York Community             Registered       37.25%        37.25%
                                 Foundation, Inc.
                                 500 S. Salina St., Ste. #428
                                 Syracuse, NY 13202-3314
--------------------------------------------------------------------------------------------------------------------
C&B Mid Cap Value Portfolio      Charles Schwab & Co., Inc.             Beneficial       46.75%        46.75%
                                 Reinvest. Account
                                 Att'n Mutual Funds
                                 101 Montgomery St.
                                 San Francisco, CA 94104-4122
--------------------------------------------------------------------------------------------------------------------
C&B Tax-Managed Value            Charles Schwab & Co., Inc.             Beneficial       31.23%        31.23%
Portfolio                        Reinvest. Account
                                 Att'n Mutual Funds
                                 101 Montgomery St.
                                 San Francisco, CA 94104-4122
--------------------------------------------------------------------------------------------------------------------

As of May 13, 2004, the Officers and Trustees of Wells Fargo Funds as a group owned less than 1% of each C&B Portfolio and each Acquiring Fund.

Shareholder Meetings

The C&B Portfolios normally will not hold meetings of shareholders except as required under the Investment Company Act of 1940, as amended (the "1940 Act") and the laws applicable to Massachusetts. Wells Fargo Funds does not presently hold annual meetings of shareholders for the election of Trustees and other business unless otherwise required by the 1940 Act. Any shareholder proposal for a shareholder meeting must be presented to the C&B Portfolios or Wells Fargo Funds within a reasonable time before proxy materials for the next meeting are sent to shareholders. Because the C&B Portfolios and Wells Fargo Funds do not hold regular shareholder meetings, no anticipated date of the next meeting can be provided.

                                   EXHIBIT A
                               EXPENSE SUMMARIES
                   OF THE C&B PORTFOLIOS AND ACQUIRING FUNDS

The following tables describe the current fees and expenses associated with holding C&B Portfolio and Acquiring Fund shares. In particular, the tables compare the current fees and expenses for the unnamed class of each C&B Portfolio and the pro forma fees and expenses of the Class D shares of each Acquiring Fund after giving effect to the Reorganization. Pro forma expense ratios shown should not be considered an actual representation of future expenses or performance. Such pro forma expense ratios project anticipated asset and expense levels, but actual ratios may be greater or less than those shown.

--------------------------------------------------------------------------------------------------------------------
Unnamed Class / Class D                                                                     Wells Fargo C&B
-----------------------                                               C&B Large Cap      Large Cap Value Fund
                                                                      Value Portfolio          pro forma
--------------------------------------------------------------------------------------------------------------------
 Shareholder Fees (fees paid directly from your investment):
--------------------------------------------------------------------------------------------------------------------
   Maximum Sales Charge (Load) on Purchases
   (as a percentage of offering price)                                     None                   None
   Maximum Deferred Sales Charge (Load)
   (as a percentage of the NAV on the date of original purchase)           None                   None
--------------------------------------------------------------------------------------------------------------------
 Annual Fund Operating Expenses
 (expenses deducted from fund assets, as a percentage of average net assets)
--------------------------------------------------------------------------------------------------------------------
   Management fee                                                          0.63%                  0.75%
   Distribution (Rule 12b-1) fee                                           0.00%                  0.00%
   Other expenses(1)                                                       0.57%                  0.91%
   -----------------                                                       -----                  -----
   Total Annual Fund Operating Expenses (Gross)                            1.20%                  1.66%
   Waivers                                                                 0.04%                  0.46%
   -------                                                                 -----                  -----
   Net Annual Fund Operating Expenses                                      1.16%(2)               1.20%(3)
--------------------------------------------------------------------------------------------------------------------

----------
(1) The Other Expenses ratio for the C&B Portfolio is based on the actual expenses for the Portfolio's most recent fiscal year ended October 31, 2003. The ratio for the Acquiring Fund is based on estimates for the current fiscal year and includes various fund start-up expenses, which will only be incurred in the first year of the Fund's operation. Without including these first year expenses, the Gross Operating Expense ratio for the Wells Fargo C&B Large Cap Value Fund would be 1.52%.

(2) C&B has contractually agreed through March 1, 2005, to waive fees and reimburse expenses in order to keep the operating expense ratio from exceeding 1.25%. For a portion of the Portfolio's most recent fiscal year ended on October 31, 2003, the actual operating expense ratio of the Portfolio was lower than the contractually agreed upon operating expense ratio. Shareholders paid the net operating expense ratio shown. The contract has a one-year term and may be continued for subsequent one-year periods at C&B's discretion.

(3) Funds Management has committed through February 28, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio of the Fund may be increased only with the approval of the Board of Trustees.

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

--------------------------------------------------------------------------------
Unnamed Class / Class D                                Wells Fargo C&B
-----------------------       C&B Large Cap          Large Cap Value Fund
                             Value Portfolio              pro forma
--------------------------------------------------------------------------------
One Year                         $  127                    $  122
Three Year                       $  386                    $  415
Five Year                        $  664                    $  765
Ten Year                         $1,459                    $1,751
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Unnamed Class / Class D                                                                     Wells Fargo C&B
-----------------------                                                  C&B Mid Cap       Mid Cap Value Fund
                                                                       Value Portfolio         pro forma
--------------------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment):
--------------------------------------------------------------------------------------------------------------
   Maximum Sales Charge (Load) on Purchases
   (as a percentage of offering price)                                     None                 None
   Maximum Deferred Sales Charge (Load)
   (as a percentage of the NAV on the date of original purchase)           None                 None
--------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets, as a percentage of average net assets)
--------------------------------------------------------------------------------------------------------------
   Management fee                                                          0.63%                0.75%
   Distribution (Rule 12b-1) fee                                           0.00%                0.00%
   Other expenses(1)                                                       0.64%                0.64%
   -----------------                                                       -----                -----
   Total Annual Fund Operating Expenses (Gross)                            1.27%                1.39%
   Waivers                                                                 0.00%                0.14%
   -------                                                                 -----                -----
   Net Annual Fund Operating Expenses                                      1.27%(2)             1.25%(3)
--------------------------------------------------------------------------------------------------------------

----------
(1) The Other Expenses ratio for the C&B Portfolio is based on the actual expenses for the Portfolio's most recent fiscal year ended October 31, 2003. The ratio for the Acquiring Fund is based on estimates for the current fiscal year and includes various fund start-up expenses, which will only be incurred in the first year of the Fund's operation. Without including these first year expenses, the Gross Operating Expenses ratio for the Wells Fargo C&B Mid Cap Value Fund would be 1.38%.

(2) C&B has contractually agreed through March 1, 2005, to waive fees and reimburse expenses in order to keep the operating expense ratio from exceeding 1.40%. For the Portfolio's most recent fiscal year ended on October 31, 2003, the actual operating expense ratio of the Portfolio was lower than the contractually agreed upon operating expense ratio. Shareholders paid the net operating expense ratio shown. The contract has a one-year term and may be continued for subsequent one-year periods at C&B's discretion.

(3) Funds Management has committed through February 28, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio of the Fund may be increased only with the approval of the Board of Trustees.

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

--------------------------------------------------------------------------------
Unnamed Class / Class D                                       Wells Fargo C&B
-----------------------               C&B Mid Cap Value     Mid Cap Value Fund
                                          Portfolio             pro forma
--------------------------------------------------------------------------------
One Year                                   $  129                $  127
Three Year                                 $  403                $  410
Five Year                                  $  697                $  729
Ten Year                                   $1,534                $1,632
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Unnamed Class / Class D                                                                     Wells Fargo C&B
-----------------------                                              C&B Tax-Managed     Tax-Managed Value Fund
                                                                     Value Portfolio           pro forma
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment):
-----------------------------------------------------------------------------------------------------------------
   Maximum Sales Charge (Load) on Purchases
   (as a percentage of offering price)                                  None                   None
   Maximum Deferred Sales Charge (Load)
   (as a percentage of the NAV on the date of original purchase)        None                   None
   Redemption Fee(1)                                                    1.00%                  1.00%
-----------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets, as a percentage of average net assets)
-----------------------------------------------------------------------------------------------------------------
   Management fee                                                       0.63%                  0.75%
   Distribution (Rule 12b-1) fee                                        0.00%                  0.00%
   Other expenses(2)                                                    1.13%                  0.94%
   -----------------                                                    -----                  -----
   Total Annual Fund Operating Expenses (Gross)                         1.76%                  1.69%
   Waivers                                                              0.51%                  0.49%
   -------                                                              -----                  -----
   Net Annual Fund Operating Expenses                                   1.25%(3)               1.20%(4)
-----------------------------------------------------------------------------------------------------------------

----------
(1) Redemption fee is deducted from the net proceeds of shares redeemed or exchanged within one year after purchase. This fee is retained by the Fund.

(2) The Other Expenses ratio for the C&B Portfolio is based on the actual expenses for the Portfolio's most recent fiscal year ended October 31, 2003. The ratio for the Acquiring Fund is based on estimates for the current fiscal year and includes various fund start-up expenses, which will only be incurred in the first year of the Fund's operation. Without including these first year expenses, the Gross Operating Expense ratio for the Wells Fargo Tax-Managed C&B Value Fund would be 1.54%.

(3) C&B has contractually agreed through March 1, 2005, to waive fees and reimburse expenses in order to keep the operating expense ratio from exceeding 1.25%. The contract has a one-year term and may be continued for subsequent one-year periods at C&B's discretion.

(4) Funds Management has committed through February 28, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio of the Fund may be increased only with the approval of the Board of Trustees.

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

--------------------------------------------------------------------------------
                                                         Wells Fargo C&B Tax-
                                     C&B Tax-Managed      Managed Value Fund
Unnamed Class / Class D              Value Portfolio          pro forma
--------------------------------------------------------------------------------
One Year                                 $  227                $  222
Three Year                               $  504                $  417
Five Year                                $  906                $  771
Ten Year                                 $2,031                $1,770
--------------------------------------------------------------------------------

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                                  May 27, 2004

                         THE ADVISORS' INNER CIRCLE FUND
                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456

                                      2004

                       Special Meeting of the Shareholders
                                     of the

                          C&B LARGE CAP VALUE PORTFOLIO
                           C&B MID CAP VALUE PORTFOLIO
                         C&B TAX-MANAGED VALUE PORTFOLIO

                    Series of The Advisors' Inner Circle Fund

     This Statement of Additional Information or SAI is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated May 27, 2004, which we refer to as the Proxy/Prospectus, for the Special Meeting of Shareholders of the three C&B Portfolios listed above, to be held on Friday, July 9, 2004. The Proxy/Prospectus may be obtained without charge by calling 1-800-336-7031 or writing to The Cooke & Bieler Funds, P.O. Box 219009, Kansas City, Missouri 64121-9009 or calling 1-800-222-8222 or writing to Wells Fargo Funds Trust, P.O. Box 8266, Boston, MA 02266-8266. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy/Prospectus.

     Incorporation of Documents by Reference in Statement of Additional Information

     This SAI consists of this cover page and the following described items, which are hereby incorporated by reference:

     (1) The SAI for the C&B Portfolios, dated March 1, 2004.

     (2) Report of Independent Auditor and audited report financial statements for the C&B Portfolios, dated as of October 31, 2003.

                                TABLE OF CONTENTS

GENERAL INFORMATION.................................................         B-3

GENERAL INFORMATION

     This SAI relates to the reorganization of the three C&B Portfolios with three funds of Wells Fargo Funds Trust listed below, which we refer to as the Acquiring Funds.

--------------------------------------------------------------------------------
C&B Portfolios                                  Acquiring Funds
--------------------------------------------------------------------------------
C&B Large Cap Value Portfolio                   WF C&B Large Cap Value Fund
   Unnamed Class                                   Class D
--------------------------------------------------------------------------------
C&B Mid Cap Value Portfolio                     WF C&B Mid Cap Value Fund
   Unnamed Class                                   Class D
--------------------------------------------------------------------------------
C&B Tax-Managed Value Portfolio                 WF C&B Tax-Managed Value Fund
   Unnamed Class                                   Class D
--------------------------------------------------------------------------------

     The reorganization of each C&B Portfolio will involve the following three steps:

     . the transfer of the assets and liabilities of the C&B Portfolio to its corresponding Acquiring Fund in exchange for designated classes of the corresponding Acquiring Fund having equivalent value to the net assets transferred;

     . the pro rata distribution of the Acquiring Fund shares to the shareholders of record of the C&B Portfolio as of the effective date of the reorganization in full redemption of all shares of the C&B Portfolio; and

     .  the liquidation and termination of the C&B Portfolio.

     As a result of the reorganization, shareholders of each C&B Portfolio will become a shareholder of the corresponding Acquiring Fund having the same total value of shares as the shares of the C&B Portfolio that they held immediately before the reorganization. If a majority of the shares of one of the C&B Portfolios does not approve the reorganization, that Portfolio will not participate in the reorganization. In such a case, the C&B Portfolio will continue its operations beyond the date of the reorganization and the Board of Trustees of The Advisors' Inner Circle Fund will consider what further action is appropriate.

     For further information about the transaction, see the Proxy/Prospectus.


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